Significant Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2020
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
The accompanying consolidated financial statements are presented in United States (“US”) dollars and are prepared in accordance with generally accepted accounting principles in the US (“GAAP”) and the rules and regulations of the Canadian Securities Administrators and the US Securities and Exchange Commission (“SEC”) for the preparation of consolidated financial statements.

Our fiscal year commences on
February 1
st
of each year and ends on
January 31
st
of the following year. Our fiscal year, which ends on
January 31, 2020,
is referred to as the “current fiscal year”, “fiscal
2020”,
“2020”
or using similar words. Our previous fiscal year, which ended on
January 31, 2019,
is referred to as the “previous fiscal year”, “fiscal
2019”,
“2019”
or using similar words. Other fiscal years are referenced by the applicable year during which the fiscal year ends. For example,
“2021”
refers to the annual period ending
January 31, 2021
and the “fourth quarter of
2021”
refers to the quarter ending
January 31, 2021.

Consolidation, Policy [Policy Text Block]
Basis of consolidation
The consolidated financial statements include the financial statements of Descartes and our wholly-owned subsidiaries. We do not
have any variable interests in variable interest entities. All intercompany accounts and transactions have been eliminated during consolidation.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation
The US dollar is the presentation currency of the Company. Assets and liabilities of our subsidiaries are translated into US dollars at the exchange rate in effect at the balance sheet date. Revenues and expenses are translated into US dollars using daily exchange rates. Translation adjustments resulting from this process are accumulated in other comprehensive income (loss) as a separate component of shareholders’ equity. On substantial liquidation of a foreign operation, the component of accumulated other comprehensive income relating to that particular foreign operation is recognized in the consolidated statements of operations.

The functional currency of each of our entities is the local currency in which they operate. Transactions incurred in currencies other than the local currency of an entity are converted to the local currency at the transaction date. Monetary assets and liabilities denominated in foreign currencies are re-measured into the local currency at the exchange rate in effect at the balance sheet date. All foreign currency re-measurement gains and losses are included in net income. For the year ended
January 31, 2020,
foreign currency re-measurement loss of
$0.6
million was included in net income (
January 31, 2019 –
loss of
$0.4
million;
January 31, 2018 –
loss of
$0.4
million).

Use of Estimates, Policy [Policy Text Block]
Use of estimates
Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying note disclosures. Although these estimates and assumptions are based on management’s best knowledge of current events, actual results may
be different from the estimates. These estimates, judgments and assumptions are evaluated on an ongoing basis. We base our estimates on historical experience and on various other assumptions that we believe are reasonable at that time, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not
readily apparent from other sources.

Estimates and assumptions are used when accounting for items such as allocations of the purchase price and the fair value of net assets acquired in business combination transactions, useful lives of intangible assets and property and equipment, revenue related estimates including determining the nature and timing of satisfaction of performance obligations, and determining the standalone selling price (“SSP”) of performance obligations, variable consideration, and other obligations such as product returns and refunds, allowance for doubtful accounts, collectability of other receivables, provisions for excess or obsolete inventory, determining the Company’s incremental borrowing rate, restructuring accruals, fair value of stock-based compensation, assumptions embodied in the valuation of assets for impairment assessment, accounting for income taxes, valuation allowances for deferred income tax assets, realization of investment tax credits, uncertain tax positions and recognition of contingencies.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Cash included highly liquid short-term deposits with original maturities of three months or less.
Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial instruments
Fair value of financial instruments
The carrying amounts of the Company’s cash, accounts receivable (net), accounts payable, accrued liabilities and income taxes payable approximate their fair value due to their short maturities.

Derivative instruments
We use derivative instruments to manage equity risk relating to our share-based compensation. We account for these instruments in accordance with ASC Topic
815
“Derivatives and Hedging” (Topic
815
), which requires that every derivative instrument be recorded on the balance sheet as either an asset or a liability measured at its fair value as of the reporting date. We do not
designate our derivative instruments as hedges and as such the changes in our derivative financial instruments' fair values are recognized in earnings. The fair value of equity contract derivatives is determined utilizing a valuation model based on the quoted market value of our common shares at the balance sheet date.

Foreign exchange risk
We are exposed to foreign exchange risk because the Company transacts business in currencies other than the US dollar. Accordingly, our results are affected, and may
be affected in the future, by exchange rate fluctuations of the US dollar relative to the Canadian dollar, euro, British pound sterling and various other foreign currencies.

Interest rate risk
Depending on the type of advance under the available facilities, interest on such borrowings will be charged based on either i) Canada or US prime rate; or ii) Banker’s Acceptance (BA); or iii) LIBOR. We are exposed to interest rate fluctuations to the extent that we borrow on our credit facility.

Credit risk
We are exposed to credit risk through our invested cash and accounts receivable. We hold our cash with reputable financial institutions. The lack of concentration of accounts receivable from a single customer and the dispersion of customers among industries and geographical locations mitigate our credit risk.

We do
not
use any type of speculative financial instruments, including but not
limited to foreign exchange contracts, futures, swaps and option agreements, to manage our foreign exchange or interest rate risks. In addition, we do not
hold or issue financial instruments for trading purposes.

Equity risk
We are exposed to equity risk through certain share-based compensation expenses that are fair valued at the balance sheet date. The Company enters into equity derivative contracts including floating-rate equity forwards to partially offset the potential fluctuations of certain future share-based compensation expenses. The Company does not
hold derivatives for speculative purposes.

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]
Allowance for doubtful accounts
We maintain an allowance for doubtful accounts for estimated losses resulting from the inability of customers to make their required payments. Specifically, we consider the age of the receivables, customers’ payment history, historical write-offs, the creditworthiness of the customer, and current economic trends among other factors. Accounts receivable are written off, and the associated allowance is eliminated, if it is determined that the specific balance is no
longer collectible. The allowance is maintained for
100%
of all accounts deemed to be uncollectible and, for those receivables not
specifically identified as uncollectible, an allowance is maintained for a specific percentage of those receivables based upon the aging of accounts, our historical collection experience and current economic expectations. To date, the actual losses have been within our expectations.
No
single customer accounted for more than
10%
of the accounts receivable balance as of
January 31, 2020
and
2019.

Inventory, Policy [Policy Text Block]
Inventory
Finished goods inventories are stated at the lower of cost and net realizable value. The cost of finished goods is determined on the basis of average cost of units.

The valuation of inventory, including the determination of obsolete or excess inventory, requires management to estimate the future demand for our products within specified time horizons. We perform an assessment of inventory which includes a review of, among other factors, demand requirements, product life cycle and development plans, product pricing and quality issues. If the demand for our products indicates we are no
longer able to sell inventories above cost or at all, we write down inventory to market or excess inventory is written off.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of long-lived assets
We test long-lived assets or asset groups, such as property and equipment and finite life intangible assets, for recoverability when events or changes in circumstances indicate that there may
be impairment. Circumstances which could trigger a review include, but are not
limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset or asset group; and a current expectation that the asset or asset group will more likely than not
be sold or disposed of before the end of its estimated useful life. An impairment loss is recognized when the estimate of undiscounted future cash flows generated by such asset or asset group is less than the carrying amount. Measurement of the impairment loss is based on the present value of the expected future cash flows.
No
impairment of long-lived assets has been identified or recorded in our consolidated statements of operations for any of the fiscal years presented.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and intangible assets
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not
subject to amortization.

We test for impairment of goodwill at least annually on
October 31
st
of each year and at any other time if any event occurs or circumstances change that would more likely than not
reduce our fair value below our reporting unit’s carrying amount. Our operations are analyzed by management and our chief operating decision maker as being part of a single industry segment providing logistics technology solutions. Accordingly, our goodwill impairment assessment is based on the allocation of goodwill to a single reporting unit. We completed the qualitative assessment during our third
quarter of
2020
and concluded that it was more likely than
not
that the fair value of the goodwill was greater than the carrying value. As a result, no
impairment of goodwill was recorded in fiscal
2020
(
no
impairments were recorded for fiscal
2019
or fiscal
2018
).

We perform further quarterly analysis of whether any event has occurred that would more likely than not
reduce our fair value below our reporting unit’s carrying amount and, if so, we perform a goodwill impairment test between the annual date. Any impairment adjustment is recognized as an expense in the period that the adjustment is identified.

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. Intangible assets include customer agreements and relationships, non-compete covenants, existing technologies and trade names. Intangible assets are amortized on a straight-line basis over their estimated useful lives. We write down intangible asset or asset groups with a finite life to fair value when the related undiscounted cash flows are not
expected to allow for recovery of the carrying value. Fair value of intangible asset or asset groups is determined by discounting the expected related future cash flows.

Amortization of our intangible assets is generally recorded at the following rates:

Customer agreements and relationships	Straight-line over three to twenty years
Existing technologies	Straight-line over two to twelve years
Trade names	Straight-line over one to fifteen years
Non-compete covenants	Straight-line over two to twelve years

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment
Property and equipment is recorded at cost. Depreciation of our property and equipment is generally recorded at the following rates:

Computer equipment and software	30% declining balance
Furniture and fixtures	20% declining balance
Leasehold improvements	Straight-line over lesser of useful life or term of lease

Fully depreciated property and equipment are removed from the balance sheet when they are no
longer in use.

Lessee, Leases [Policy Text Block]
Leases
At the inception of a contract we assess whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. We have building lease agreements with lease and non-lease components, which are accounted for separately. For computer equipment and vehicle leases, we have elected to account for the lease and non-lease components as a single lease component.

We recognize a right-of-use (“ROU”) asset and a lease liability at the lease commencement date. The ROU asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the ROU asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option.

The lease liability is initially measured at the present value of the future lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. As most of our leases do not
provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded in profit or loss if the carrying amount of the ROU asset has been reduced to zero.

We have elected to apply the practical expedient
not
to recognize ROU assets and lease liabilities for short-term leases that have a lease term of
12
months or less. The lease payments associated with these leases is recognized as an expense on a straight-line basis over the lease term.

Revenue from Contract with Customer [Policy Text Block]
Revenue recognition
Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration we expect to receive in exchange for those goods or services. We enter into contracts that can include various combinations of goods and services, which are generally capable of being distinct within the context of the contract and accounted for as separate performance obligations. A product or service is distinct if the customer can benefit from it on its own or together with other readily available resources and the promise to transfer the good or service is separately identifiable from other promises in the contractual arrangement with the customer. Non-distinct goods and services are combined with other goods or services until they are distinct as a bundle and therefore form a single performance obligation.

The consideration (including any discounts) is allocated between separate goods and services in a bundle on a relative basis based on their SSP. The SSP reflects the price we would charge for a specific product or service if it was sold separately in similar circumstances and to similar customers. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. In addition to these general policies, the specific revenue recognition policies for each major category of revenue are included below.

License
Revenues for distinct licenses for on-premise or hosted software are derived from perpetual licenses granted to our customers for the right to use our software products. License revenues are billed on the effective date of a contract and revenue is recognized at the point in time when the customer is provided control of the respective software.

Services
Services, which allow customers to access hosted software over a contract term without taking possession of the software, is provided on a subscription and/or transactional fee basis. Revenues from hosted software subscriptions and maintenance are typically billed annually in advance and revenue is recognized on a ratable basis over the contract term beginning on the date that our service is made available to the customer. Transaction fees are typically billed and recognized as revenue on a monthly basis based on the customer usage for that period.

Professional Services & Other
Professional services are comprised of consulting, implementation and training services related to our services and products. These services are generally considered to be separate performance obligations as they provide incremental benefit to customers beyond providing access to the software. Professional services are typically billed on a time and materials basis and revenue is recognized over time as the services are performed. For professional services contracts billed on a fixed price basis, revenue is recognized over time based on the proportion of services performed. Revenue related to customer reimbursement of travel related expenses is recognized on a gross basis as incurred. Other revenues include hardware revenue and is generally billed, and revenue is recognized, when control of the product has transferred under the terms of an enforceable contract.

Costs to obtain a contract with a customer
We recognize an asset for the incremental costs of obtaining a contract with a customer if we expect the costs to be recoverable. We have determined that certain sales incentive programs meet the requirements to be capitalized. These capitalized costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates, including specifically identifiable contract renewals. The period of benefit including renewals is determined to be generally between four
to
six
years, taking into consideration our customer contracts, our technology, renewal behaviors and other factors. Amortization of the asset is included in sales and marketing expenses in the consolidated statements of operations. Applying the practical expedient, we recognize the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that we otherwise would have recognized is one
year or less.

Contract assets and liabilities
The payment terms and conditions in our customer contracts
may
vary from the timing of revenue recognition. In some cases, customers pay in advance of delivery of products or services; in other cases, payment is due as services are performed or in arrears following delivery. Timing differences between revenue recognition and invoicing result in unbilled receivables, contract assets, or deferred revenue. Receivables are accrued when revenue is recognized prior to invoicing but the right to payment is unconditional (i.e., only the passage of time is required). This occurs most commonly when software term licenses recognized at a point in time are paid for periodically over the license term. Contract assets result when amounts allocated to distinct performance obligations are recognized when or as control of a product or service is transferred to the customer, but invoicing is contingent on performance of other performance obligations or on completion of contractual milestones and is presented as other receivables. Contract assets are transferred to receivables when the rights become unconditional, typically upon invoicing of the related performance obligations in the contract or upon achieving the requisite project milestone.
Contract liabilities primarily relate to the advance consideration received from customers and is presented as deferred revenue.
Deferred revenue results from customer payments in advance of our satisfaction of the associated performance obligation(s) and relates primarily to prepaid maintenance or other recurring services. Deferred revenues are relieved as revenue is recognized. Contract assets and deferred revenues are reported on a contract-by-contract basis at the end of each reporting period.

Revenue judgments and estimates
Our contracts with customers often include promises to transfer multiple goods and services to a customer. Determining whether goods and services are considered distinct performance obligations that should be accounted for separately versus together may
require judgment. Judgment is also needed in assessing the ability to collect the corresponding receivables.

Significant judgment is required to determine the SSP for each distinct performance obligation, which is needed to determine whether there is a discount that needs to be allocated based on the relative SSP of the various goods and services. In order to determine the SSP of its promised goods or services, we conduct a regular analysis to determine whether various goods or services have an observable standalone selling price. If the Company does not
have an observable SSP for a particular good or service, then SSP for that particular good or service is estimated using reasonably available information and maximizing observable inputs with approaches including historical pricing, cost plus a margin, adjusted market assessment, and the residual approach.

Research, Development, and Computer Software, Policy [Policy Text Block]
Research and development costs
To date, we have
not
capitalized any costs related to research and development of our computer software products. Costs incurred between the dates that the product is considered to be technologically feasible and is considered to be ready for general release to customers have historically been expensed as they have not
been significant.

Share-based Payment Arrangement [Policy Text Block]
Stock-based compensation plans
Stock Options
We maintain stock option plans for non-employee directors, officers, employees and other service providers. Options to purchase our common shares are granted at an exercise price equal to the fair market value of our common shares as of the date of grant. This fair market value is determined using the closing price of our common shares on the TSX on the day immediately preceding the date of the grant.

Employee stock options generally vest over a
five
-year period starting from the grant date and expire
seven
years from the grant date. Non-employee directors’ and officers’ stock options generally have quarterly vesting over a three
to
five
-year period. We issue new shares from treasury upon the exercise of a stock option.

The fair value of employee stock option grants that are ultimately expected to vest are amortized to expense in our consolidated statement of operations based on the straight-line attribution method. The fair value of stock option grants is calculated using the Black-Scholes Merton option-pricing model. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on Government of Canada average bond yields for a period consistent with the expected life of the option in effect at the time of the grant. The expected option life is based on the historical life of our granted options and other factors.

Effective as of
February 1, 2017,
the Company adopted a change in accounting policy in accordance with ASU
2016
-
09
to account for forfeitures as they occur. The change was applied on a modified retrospective basis, and no
prior periods were restated as a result of this change in accounting policy.

Performance & Restricted Share Units
We maintain a performance and restricted share unit plan pursuant to which certain of our officers are eligible to receive grants of performance share units (“PSUs”) and restricted share units (“RSUs”).

PSUs vest at the end of a
three
-year performance period. The ultimate number of PSUs that vest is based on the total shareholder return (“TSR”) of our Company relative to the TSR of companies comprising a peer index group. TSR is calculated based on the weighted-average closing price of shares for the five
trading days preceding the beginning and end of the performance period. The fair value of PSUs is expensed to stock-based compensation expense over the vesting period. PSUs expire ten
years from the grant date. New shares are issued from treasury upon the redemption of a PSU.

PSUs are measured at fair value estimated using a Monte Carlo Simulation approach. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on the Government of Canada average bond yields for a period consistent with the expected life of the PSUs at the time of the grant. The expected PSU life is based on the historical life of our stock options and other factors.

RSUs vest annually over a
three
-year period starting from the grant date and expire
ten
years from the grant date. We issue new shares from treasury upon the redemption of an RSU.

RSUs are measured at fair value based on the closing price of our common shares for the day preceding the date of the grant and will be expensed to stock-based compensation expense over the vesting period.

Deferred Share Unit Plan
Our board of directors adopted a deferred share unit plan effective as of
June 28, 2004,
pursuant to which non-employee directors are eligible to receive grants of deferred share units (“DSUs”), each of which has an initial value equal to the weighted-average closing price of our common shares for the five
trading days preceding the grant date. The plan allows each director to choose to receive, in the form of DSUs, all, none
or a percentage of the eligible director’s fees which would otherwise be payable in cash. If a director has invested less than the minimum amount of equity in Descartes, as prescribed from time to time by the board of directors, then the director must take at least
50%
of the base annual fee for serving as a director in the form of DSUs. Each DSU fully vests upon award but is distributed only when the director ceases to be a member of the board of directors. Vested units are settled in cash based on our common share price when conversion takes place. Fair value of the liability is based on the closing price of our common shares at the balance sheet date.

Cash-Settled Restricted Share Unit Plan
Our board of directors adopted a cash-settled restricted share unit plan effective as of
May 23, 2007,
pursuant to which certain of our employees and non-employee directors are eligible to receive grants of cash-settled restricted share units (“CRSUs”), each of which has an initial value equal to the weighted-average closing price of our common shares for the five
trading days preceding the date of the grant. The CRSUs generally vest based on continued employment and have annual vesting over three
to
five
-year periods. Vested units are settled in cash based on our common share price when conversion takes place, which is within
30
days following a vesting date and in any event prior to
December 31
st
of the calendar year in which a vesting date occurs. Fair value of the liability is based on the closing price of our common shares at the balance sheet date.

Business Combinations Policy [Policy Text Block]
Business combinations
We apply the provisions of ASC Topic
805,
“Business Combinations” (Topic
805
), in the accounting for our acquisitions. It requires us to recognize separately from goodwill, the assets acquired and the liabilities assumed at their acquisition date fair values including certain identifiable intangible assets (other than goodwill). Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. The determination of the acquisition date fair value of the intangible assets acquired required us to make significant estimates and assumptions regarding projected revenues, earnings before interest, taxes, depreciation and amortization, technology migration rates, customer attrition rates and discount rates.

While we use our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may
be up to
one
year from the acquisition date, we
may
record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments would be recorded to our consolidated statement of operations.

Costs to exit or restructure certain activities of an acquired company or our internal operations are accounted for as termination and exit costs pursuant to ASC Topic
420,
“Exit or Disposal Cost Obligations” (Topic
420
) and are accounted for separately from the business combination.

For a given acquisition, we generally identify certain pre-acquisition contingencies as of the acquisition date and may
extend our review and evaluation of these pre-acquisition contingencies throughout the measurement period in order to obtain sufficient information to assess whether we include these contingencies as a part of the purchase price allocation and, if so, to determine the estimated amounts.

If we determine that a pre-acquisition contingency (non-income tax related) is probable in nature and estimable as of the acquisition date, we record our best estimate for such a contingency as a part of the preliminary purchase price allocation. We often continue to gather information and evaluate our pre-acquisition contingencies throughout the measurement period and if we make changes to the amounts recorded or if we identify additional pre-acquisition contingencies during the measurement period, such amounts will be included in the purchase price allocation during the measurement period and, subsequently, in our results of operations.

Uncertain tax positions and tax related valuation allowances assumed in connection with a business combination are initially estimated as of the acquisition date. We review these items during the measurement period as we continue to actively seek and collect information relating to facts and circumstances that existed at the acquisition date. Changes to these uncertain tax positions and tax related valuation allowances made subsequent to the measurement period, or if they relate to facts and circumstances that did not
exist at the acquisition date, are recorded in our provision for income taxes in our consolidated statement of operations.

Income Tax, Policy [Policy Text Block]
Income taxes
We use the liability method of income tax allocation to account for income taxes. Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements that will result in taxable or deductible amounts in future years. These temporary differences are measured using enacted tax rates. A valuation allowance is recorded to reduce deferred tax assets to the extent that we consider it is more likely than not
that a deferred tax asset will
not
be realized. In determining the valuation allowance, we consider factors such as the reversal of deferred income tax liabilities, projected taxable income, our history of losses for tax purposes, and the character of income tax assets and tax planning strategies. A change to these factors could impact the estimated valuation allowance and income tax expense.

We evaluate our uncertain tax positions by using a
two
-step approach to recognize and measure uncertain tax positions and provisions for income taxes. The first
step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not,
based solely on the technical merits, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second
step is to measure the appropriate amount of the benefit to recognize. The amount of benefit to recognize is measured as the maximum amount which is more likely than not
to be realized. The tax position is derecognized when it is
no
longer more likely than
not
that the position will be sustained on audit. We continually assess the likelihood and amount of potential adjustments and adjust the income tax provisions, income taxes payable and deferred income taxes in the period in which the facts that give rise to a revision become known.

Earnings Per Share, Policy [Policy Text Block]
Earnings per share
Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by dividing net income by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the period. The treasury stock method is used to compute the dilutive effect of stock-based compensation.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently adopted accounting pronouncements
In
May 2014,
the FASB issued Accounting Standards Update
2014
-
09,
“Revenue from Contracts with Customers” (“ASC
606”
). ASC
606
supersedes the revenue recognition requirements in ASC Topic
605,
“Revenue Recognition” ("ASC
605"
) and nearly all other existing revenue recognition guidance under US GAAP. The core principle of ASC
606
is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. ASC
606
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017,
which is our fiscal year that began on
February 1, 2018 (
fiscal
2019
). The Company has adopted ASC
606
in the
first
quarter of fiscal
2019
using the cumulative effect method and therefore the comparative information has not
been restated and continues to be reported under ASC
605.
The details of the significant changes and quantitative impact of the changes are set out below.

Term-based licenses
Under ASC
605,
revenue attributable to term-based arrangements was recognized ratably over the term of the arrangement because Vendor Specific Objective Evidence did not
exist for the undelivered maintenance and support element of the arrangement. Under ASC
606,
the Company has deemed the licenses to be distinct from other performance obligations. Revenue allocated to the distinct license based on the SSP is recognized at the time that both the right-to-use the software has commenced for the term and the software has been made available to the customer.

Costs to obtain a contract
Under the Company’s previous accounting policies, the Company generally expensed commission costs paid to employees or third
parties to obtain customer contracts as incurred. Under ASC
606,
the Company allocates these incremental commission costs to the various performance obligations to which they relate using the relative selling price allocation for bundled commissions. For performance obligations not
delivered upfront, the allocated commissions are deferred and amortized over the pattern of transfer of the related performance obligation. If the expected amortization period for all performance obligations in a contract with a customer is one
year or less, the commission fee is expensed when incurred. Capitalized costs to obtain a contract are included in other long-term assets on the consolidated balance sheet.

The adoption of ASC
606
resulted in an increase to contract assets of
$0.5
million, an increase to other long-term assets of
$4.2
million, an increase to the liability for deferred income taxes of
$1.1
million and a decrease to accumulated deficit of
$3.6
million, as of
February 1, 2018.

In
October 2016,
the FASB issued Accounting Standards Update
2016
-
16,
“Income Taxes (Topic
740
): Intra-Entity Transfers of Assets Other Than Inventory” (“ASU
2016
-
16”
). ASU
2016
-
16
requires the recognition of the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. ASU
2016
-
16
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017,
which is our fiscal year that began on
February 1, 2018 (
fiscal
2019
). The Company adopted this guidance in the
first
quarter of fiscal
2019.
As a result of adoption, the balance of unamortized deferred tax charges was written-off and previously unrecognized deferred income tax assets in certain jurisdictions were recognized. The change was applied on a modified retrospective basis, and no
prior periods were restated. Accordingly, we have recognized a decrease of
$4.0
million in accumulated deficit as a result of the adoption of this change in accounting policy, as of
February 1, 2018.

In
February 2016,
the FASB issued Accounting Standards Update
2016
-
02,
“Leases (Topic
842
)” (“ASU
2016
-
02”
) and issued subsequent amendments to the initial guidance during
2018,
collectively referred to as “ASC
842”.
These updates supersede the lease guidance in ASC Topic
840,
“Leases” (“ASC
840”
) and require the recognition of lease assets and lease liabilities by lessees for most leases previously classified as operating leases under ASC Topic
840.
Leases will continue to be classified as either operating or finance. ASC
842
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2018,
which is our fiscal year that began on
February 1, 2019 (
fiscal
2020
). The Company adopted ASC
842
as of
February 1, 2019
using the cumulative effect method and therefore the comparative information has not
been restated and continues to be reported under ASC Topic
840.

The adoption of ASC
842
resulted in an increase to ROU assets and lease liabilities of
$
10.4
million as of
February 1, 2019.
The adoption of ASC
842
did
not
have a material impact on either our consolidated statement of operations or our consolidated statement of cash flows.

On adoption of ASC
842,
we have elected to apply the practical expedient to carry forward our current assessments of whether a contract contains a lease, lease classification, and amounts capitalized as initial direct costs. In addition, we have elected the hindsight practical expedient to determine lease term for existing leases.

Recently issued accounting pronouncements
In
June 2016,
the FASB issued Accounting Standards Update
2016
-
13,
“Financial Instruments – Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments” (“ASU
2016
-
13”
) and issued subsequent amendments to the initial guidance during the
2019
calendar year, collectively referred to as “ASC
326”.
ASC
326
requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASC
326
replaces the existing incurred loss impairment model with an expected loss model which requires the use of forward-looking information to calculate credit loss estimates. These changes will result in earlier recognition of credit losses. ASC
326
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2019,
which will be our fiscal year beginning
February 1, 2020 (
fiscal
2021
). Early adoption is permitted. The Company will adopt this guidance using the cumulative effect method resulting in an adjustment to retained earnings in the first
quarter of fiscal
2021
and will
not
restate comparative periods. We are currently implementing new credit loss models and updating our processes and controls in preparation for the adoption of ASC
326.
The effect on our consolidated financial statements is expected to largely depend on the composition and credit quality of our financial assets held at amortized cost and the economic conditions and forecasts at the time of adoption. The adoption of this amendment is not
expected to have a material impact on our results of operations or disclosures.

In
January 2017,
the FASB issued Accounting Standards Update
2017
-
04,
“Intangibles – Goodwill and Other (Topic
350
): Simplifying the Test for Goodwill Impairment” (“ASU
2017
-
04”
). ASU
2017
-
04
simplifies how an entity is required to test goodwill for impairment. ASU
2017
-
04
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2019,
which will be our fiscal year beginning
February 1, 2020 (
fiscal
2021
). Early adoption is permitted. The Company will adopt this guidance in the first
quarter of fiscal
2021.
The adoption of this amendment is
not
expected to have a material impact on our results of operations or disclosures.

In
August 2018,
the FASB issued Accounting Standards Update
2018
-
15,
“Intangibles – Goodwill and Other – Internal-Use Software (Subtopic
350
-
40
): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract” (“ASU
2018
-
15”
). ASU
2018
-
15
aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU
2018
-
15
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2019,
which will be our fiscal year beginning
February 1, 2020 (
fiscal
2021
). Early adoption is permitted. The Company will adopt this guidance in the first
quarter of fiscal
2021.
The adoption of this amendment is
not
expected to have a material impact on our results of operations or disclosures.

In
December 2019,
the FASB issued Accounting Standards Update
2019
-
12,
“Income Taxes (Topic
740
): Simplifying the Accounting for Income Taxes” (“ASU
2019
-
12”
). ASU
2019
-
12
simplifies how an entity accounts for income taxes. ASU
2019
-
12
is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2020,
which will be our fiscal year beginning
February 1, 2021 (
fiscal
2022
). Early adoption is permitted. The Company will adopt this guidance in the first
quarter of fiscal
2022.
We are currently evaluating the impact that the adoption will have on our results of operations, financial position and disclosures.